Investments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value of Available-for-Sale Securities

At December 31, 2016 and 2015, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2016:
Fixed-maturity securities:
U.S. government	$48,676	644	103	49,217
States and political subdivisions	10,546	285	187	10,644
Corporate securities	491,518	21,500	3,739	509,279
Mortgage-backed securities	184,217	1,732	3,558	182,391

Total	$734,957	24,161	7,587	751,531

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2015:
Fixed-maturity securities:
U.S. government	$72,035	1,188	—	73,223
States and political subdivisions	11,112	214	282	11,044
Foreign government	505	5	—	510
Corporate securities	443,449	21,219	10,486	454,182
Mortgage-backed securities	133,853	2,909	1,159	135,603

Total	$660,954	25,535	11,927	674,562

Net Unrealized Gains on Available-for-Sale Securities

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2016	2015	2014
Available-for-sale:
Fixed-maturity securities	$16,574	13,608	41,419
Adjustments for:
Shadow adjustments	(5,501)	(5,916)	(15,794)
Deferred taxes	(3,876)	(2,692)	(8,969)

Net unrealized gains	$7,197	5,000	16,656

Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2016, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$23,313	23,685
Due after one year through five years	226,927	234,973
Due after five years through ten years	176,086	176,051
Due after ten years	119,112	128,731
Structured securities	189,519	188,091

Total available-for-sale fixed-maturity securities	$734,957	751,531

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

unrealized losses on available-for-sale securities that have been in a continuous loss position for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2016:
Fixed-maturity securities:
U.S. government	$11,713	103	—	—	11,713	103
States and political subdivisions	4,286	187	—	—	4,286	187
Corporate securities	132,387	3,313	7,253	426	139,640	3,739
Mortgage-backed securities	102,435	3,483	1,622	75	104,057	3,558

Total temporarily impaired available-for-sale securities	$250,821	7,086	8,875	501	259,696	7,587

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities:
States and political subdivisions	$4,206	282	—	—	4,206	282
Corporate securities	118,027	5,912	12,707	4,574	130,734	10,486
Mortgage-backed securities	52,731	1,036	2,985	123	55,716	1,159

Total temporarily impaired available-for-sale securities	$174,964	7,230	15,692	4,697	190,656	11,927

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2016	2015
Balance as of January 1	$—	—
Additions for credit impairments recognized on:
Securities not previously impaired	387	184
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(387)	(184)

Balance as of December 31	$—	—

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment (losses) gains for the respective years ended December 31 are summarized as follows:

	2016	2015	2014
Fixed-maturity securities:
Gross gains on sales	$1,130	895	277
Gross losses on sales	(949)	(133)	(206)
OTTI	(387)	(184)	—
Other	1	5	6

Net realized investment (losses) gains	$(205)	583	77

Proceeds from Sale of Fixed-Maturity Securities

Proceeds from sales of available-for-sale investments for the years ended December 31 are presented in the following table:

	2016	2015	2014
Available-for-sale:
Fixed-maturity securities proceeds from sales	$59,031	54,740	22,808

Interest and Similar Income, Net

Major categories of Interest and similar income, net, for the respective years ended December 31 are shown below:

	2016	2015	2014
Interest and similar income:
Fixed-maturity securities	$30,189	27,699	29,131
Trading securities	16	24	24
Policy loans	22	18	17
Other invested assets, includes cash and cash equivalents	165	24	7

Total	30,392	27,765	29,179
Less:
Investment expenses	834	378	320

Total interest and similar income, net	$29,558	27,387	28,859

Carrying Amount and Maximum Exposure to Loss Relating to the VIEs

The carrying amount and maximum exposure to loss relating to the VIEs which the Company holds a variable interest but is not the primary beneficiary and which have not been consolidated were as follows:

	December 31, 2016		December 31, 2015
	Carrying amount	Maximum exposure to loss (1)	Carrying amount	Maximum exposure to loss (1)
Fixed-maturity securities:
Corporate securities	$5,700	5,700	6,451	6,451
Mortgage-backed securities	182,391	182,391	135,603	135,603

Total fixed-maturity securities	$188,091	188,091	142,054	142,054

(1)	The maximum exposure to loss is equal to the carrying amount for fixed-maturity securities.